FINANCIAL INSTRUMENTS (Details-Equity Investment) ¥ in Thousands, $ in Thousands		Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss		$ 16,224	¥ 104,756	¥ 138,674
Carrying Amount Of Equity Investments [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss		16,224	104,756
Increase Decrease In Profit Before Tax [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss		162	1,048
Increase Decrease In Profit Before Tax [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss		(162)	(1,048)
Increase Decrease In Equity [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	[1]

[1]	Excluding retained earnings